UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

June 30, 2006 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

ENERGY — 14.8%
Chevron Corporation	275,000	$17,066,500
ConocoPhillips	451,100	29,560,583
ENSCO International Incorporated†	1,300,000	59,826,000
GlobalSantaFe Corp.	412,000	23,793,000
National Oilwell Varco, Inc. *	214,000	13,550,480
Patterson-UTI Energy, Inc.	1,000,000	28,310,000
Plains Exploration & Production Co.*	130,000	5,270,200
Rowan Companies, Inc.*	730,000	25,980,700
		$203,357,463
RETAILING — 10.2%
Big Lots, Inc.*†	1,330,000	$22,716,400
Charming Shoppes, Inc. *	1,556,000	17,489,440
The Finish Line, Inc. (Class A)	1,535,000	18,159,050
Foot Locker, Inc.	814,000	19,934,860
Michaels Stores, Inc.	593,500	24,475,940
Ross Stores, Inc.	221,500	6,213,075
Wal-Mart Stores, Inc.	330,000	15,896,100
Zale Corporation*	650,000	15,658,500
		$140,543,365
FINANCIAL SERVICES — 6.9%
Assurant, Inc.†	770,000	$37,268,000
Countrywide PLC	5,749,348	53,181,469
Interactive Data Corporation*	175,000	3,515,750
		$93,965,219
INDUSTRIAL PRODUCTS — 4.9%
AGCO Corporation*†	1,310,000	$34,479,200
Alfa Laval AB	566,400	16,963,680
Trinity Industries, Inc.	375,150	15,156,060
		$66,598,940
UTILITIES — 1.9%
PG&E Corporation	160,000	$6,284,800
Reliant Energy, Inc.*	1,600,000	19,168,000
		$25,452,800
AUTOMOTIVE — 1.8%
Magna International Inc. (Class A)†	350,000	$25,189,500
CONSUMER NON-DURABLES — 1.8%
AFC Enterprises, Inc.	192,400	$2,453,100
Crunch Equity Holding, LLC Bondholder Trust Interest*,‡,(1)	2,235	2,123,250
Tate & Lyle PLC	1,761,500	19,728,800
		$24,305,150
AIRLINES — 1.3%
ACE Aviation Holdings Inc.*	644,400	$17,985,204
ENTERTAINMENT — 1.2%
EMI Group PLC	3,000,000	$16,860,000
SERVICE — 1.1%
The Brink’s Company	257,500	$14,525,575
TECHNOLOGY — 1.0%
Lenovo Group Limited	11,000,000	$3,647,600
MCDATA Corporation (Class A)*	2,338,500	9,541,080
		$13,188,680
REAL ESTATE — 0.7%
Ventas, Inc.	280,000	$9,486,400

INVESTMENT COMPANIES — 0.7%
Ares Capital Corporation	550,000	$9,311,500
MULTI-INDUSTRY — 0.6%
Onex Corporation	441,400	$8,792,688

TOTAL COMMON STOCKS — 48.9% (Cost $445,555,519)		$669,562,484

PREFERRED STOCKS — 1.0%
General Motors Corporation (Series B) 5.25%	601,200	$11,122,200
Pennsylvania REIT Investment Trust 11%	45,000	2,457,000
TOTAL PREFERRED STOCKS (Cost $13,216,915)		$13,579,200

WARRANTS — 0.0% (Cost $167,400)
Casual Male Retail Group, Inc. ‡,(1)	60,000	$201,600

BONDS & DEBENTURES

U.S. GOVERNMENT & AGENCIES — 16.8%
Federal National Mortgage Association — 7.5% 2028	$127,698	$132,379
U.S. Treasury Note — 3.625% 2007	70,000,000	68,884,410
U.S. Treasury Note — 3.875% 2010†	15,000,000	14,336,715
U.S. Treasury Note — 4.375% 2010	40,000,000	38,843,760
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007†	102,294,510	102,534,288
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	5,105,160	5,343,071
		$230,074,623
SHORT-TERM U.S. GOVERNMENT — 10.9%
U.S. Treasury Bill — 4.76% 8/17/06	$40,000,000	$39,763,000
U.S. Treasury Bill — 4.77% 9/7/06	110,000,000	109,025,950
		$148,788,950
CORPORATE BONDS & DEBENTURES — 2.9%
Blockbuster Inc. Floating Rate Revolving Debt‡	$320,000	$308,800
Dynegy-Roseton Danskamme — 7.27% 2010	1,000,000	1,017,500
Federal-Mogul Corporation Term Loan B‡	2,942,363	2,795,245
FrontierVision Partners, L.P. — 11% 2006*	3,980,000	5,611,800
Kmart Corporation — 8.8% 2010	830,045	664,036
Northwest Airlines Corporation Term Loan B‡	3,000,000	3,090,000
Reliant Energy, Inc. — 9.25% 2010	5,000,000	5,018,750
Reliant Energy, Inc. — 9.50% 2013	4,750,000	4,773,750
Tenet Healthcare Corporation — 9.875% 2014	8,000,000	8,000,000
Western Financial Bank — 9.625% 2012	2,950,000	3,256,210
WestPoint Stevens Inc. — 11% 2004*,‡	7,703,841	5,777,880
		$40,313,971
INTERNATIONAL GOVERNMENT & AGENCIES — 0.3%
France OATei — 3.0% 2012	$3,297,210	$4,536,658
CONVERTIBLE DEBENTURE — 0.0%
Standard Motor Products, Inc. — 6.75% 2009	$150,000	$127,500
TOTAL BONDS & DEBENTURES — 30.9% (Cost $424,790,188)		$423,841,702

TOTAL INVESTMENT SECURITIES — 80.8% (Cost $883,730,022)		$1,107,184,986

SHORT-TERM INVESTMENTS — 21.4%
Short-Term Corporate Notes:
Rabobank USA Financial Corporation — 5.24% 7/3/06	$42,563,000	$42,550,609
General Electric Capital Services, Inc. — 5.00% 7/5/06	62,000,000	61,965,556
AIG Funding, Inc. — 5.04% 7/6/06	32,466,000	32,443,274
Bank of Montreal — 5.02% 7/10/06	68,000,000	67,914,660
Barclays U.S. Funding, Inc. — 5.12% 7/20/06	50,000,000	49,864,889
Toyota Motor Credit Corporation — 5.23% 7/27/06	38,000,000	37,873,027
TOTAL SHORT-TERM INVESTMENTS (Cost $292,612,015)		$292,612,015

TOTAL INVESTMENTS — 102.2% (Cost $1,176,342,037)		$1,399,797,001

COMMON STOCKS — SHORT — (6.6)% (Proceeds $79,677,224)
Aeroplan Income Fund	(444,400)	$(5,403,904)
Alliance & Leicester PLC	(110,000)	(2,371,600)
Alliance Data Systems Corporation*	(93,500)	(5,499,670)
AMR Corporation*	(109,600)	(2,786,032)
Apollo Group, Inc.*	(53,000)	(2,738,510)
AutoZone, Inc.*	(25,300)	(2,231,460)
Baker Hughes Incorporated	(60,000)	(4,911,000)
Baldor Electric Company	(67,000)	(2,096,430)
Coldwater Creek Inc.*	(160,300)	(4,289,628)
Deere & Company	(41,000)	(3,423,090)
Eastman Kodak Company	(22,900)	(544,562)
General Motors Corporation	(70,100)	(2,088,279)
George Wimpey PLC	(443,423)	(3,729,187)
Greater Bay Bancorp	(20,000)	(575,000)
IDEXX Laboratories, Inc.*	(13,000)	(976,690)
International Business Machines Corporation	(10,500)	(806,610)
Jarden Corporation*	(66,000)	(2,009,700)
Jazz Air Income Fund	(131,600)	(1,026,480)
Landry’s Restaurants, Inc.	(89,500)	(2,904,275)
LUKOIL OAO (ADR)	(31,900)	(2,654,080)
Marvel Enterprises, Inc.*	(172,300)	(3,446,000)
MGIC Investment Corporation	(53,000)	(3,445,000)
Movie Gallery, Inc.	(114,000)	(707,940)
Newell Rubbermaid Inc.	(230,300)	(5,948,649)
Persimmon PLC	(205,189)	(4,682,413)
Portfolio Recovery Associates, Inc.*	(74,000)	(3,381,800)
Regal Entertainment Group - A	(75,600)	(1,536,192)
Robert Half International Inc.	(127,000)	(5,334,000)
Sensient Technologies Corporation	(55,000)	(1,150,050)
Suedzucker AG	(100,274)	(2,227,086)
Tiffany & Co.	(108,600)	(3,585,972)
West Marine, Inc.*	(115,000)	(1,550,200)
TOTAL COMMON STOCKS SHORT		$(90,061,489)

Other assets less liabilities, net — 4.4%		$60,553,427
TOTAL NET ASSETS — 100%(A)		$1,370,288,939

†	Security segregated as collateral for common stocks sold short.

*	Non-income producing securities

‡	Restricted securities. These securities constituted 1.0% of total net assets at June 30, 2006.

(1)	The Crunch Equity Holding and the Casual Male Retail Group warrants are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

(A)	The cost of investments and proceeds from securities sold short also approximate the aggregate cost and proceeds for Federal income tax purposes. Net unrealized appreciation consists of:

	Gross unrealized appreciation:	$240,436,093
	Gross unrealized depreciation:	(27,365,394)
	Net unrealized appreciation:	$213,070,699

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President

Date:       August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:       August 25, 2006